Quarterly Holdings Report
for
Fidelity® Enhanced Large Cap Value ETF
November 30, 2023
LGV-NPRT1-0124
1.9910058.100
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	1,210,705	20,061,382
Lumen Technologies, Inc. (a)(b)	87,752	114,955
Verizon Communications, Inc.	333,270	12,774,239
		32,950,576
Entertainment - 1.2%
Electronic Arts, Inc.	95,420	13,168,914
Liberty Media Corp. Liberty Live Series A	5,308	174,899
Playtika Holding Corp. (a)	33,907	294,652
Spotify Technology SA (a)	8,269	1,530,675
The Walt Disney Co.	67,454	6,252,311
		21,421,451
Interactive Media & Services - 0.5%
Alphabet, Inc.:
Class A (a)	836	110,795
Class C (a)	63,061	8,445,129
		8,555,924
Media - 1.5%
Comcast Corp. Class A	570,250	23,887,773
Liberty Media Corp. Liberty SiriusXM (a)	98,161	2,649,365
Liberty Media Corp. Liberty SiriusXM Class A	16,605	447,339
TEGNA, Inc.	17,377	266,389
		27,250,866
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	6,322	951,145
TOTAL COMMUNICATION SERVICES		91,129,962
CONSUMER DISCRETIONARY - 6.7%
Automobiles - 0.6%
Ford Motor Co.	1,049,445	10,767,306
Broadline Retail - 0.7%
Amazon.com, Inc. (a)	36,404	5,318,260
eBay, Inc.	148,824	6,103,272
Macy's, Inc. (b)	105,164	1,667,901
		13,089,433
Distributors - 0.5%
Genuine Parts Co.	71,078	9,437,737
Diversified Consumer Services - 0.0%
H&R Block, Inc.	8,299	376,941
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	9,153	1,156,390
Draftkings Holdings, Inc. (a)	16,649	636,658
Expedia, Inc. (a)	3,426	466,553
International Game Technology PLC	18,806	502,684
Light & Wonder, Inc. Class A (a)	26,655	2,356,835
Marriott Vacations Worldwide Corp.	7,004	510,592
McDonald's Corp.	53,322	15,028,272
MGM Resorts International	142,997	5,639,802
Penn Entertainment, Inc. (a)	64,671	1,588,320
Starbucks Corp.	51,850	5,148,705
Wendy's Co. (b)	122,270	2,292,563
Wynn Resorts Ltd.	7,108	600,057
		35,927,431
Household Durables - 2.1%
D.R. Horton, Inc.	92,643	11,827,732
Lennar Corp. Class A	48,973	6,264,626
Mohawk Industries, Inc. (a)	7,047	622,321
Toll Brothers, Inc.	116,782	10,030,406
TopBuild Corp. (a)	26,137	7,730,802
		36,475,887
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)(b)	47,408	268,329
Specialty Retail - 0.6%
AutoNation, Inc. (a)	22,556	3,051,150
Murphy U.S.A., Inc.	1,847	682,559
The Home Depot, Inc.	12,619	3,955,930
TJX Companies, Inc.	33,376	2,940,759
Ulta Beauty, Inc. (a)	1,401	596,812
		11,227,210
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. (a)	7,480	789,963
Tapestry, Inc.	30,619	969,704
Under Armour, Inc.:
Class A (sub. vtg.) (a)	84,912	691,184
Class C (non-vtg.) (a)	64,075	490,815
		2,941,666
TOTAL CONSUMER DISCRETIONARY		120,511,940
CONSUMER STAPLES - 8.3%
Beverages - 1.1%
Coca-Cola Bottling Co. Consolidated	203	149,108
Keurig Dr. Pepper, Inc.	2,909	91,837
Molson Coors Beverage Co. Class B	103,151	6,347,913
PepsiCo, Inc.	5,310	893,620
The Coca-Cola Co.	206,981	12,095,970
		19,578,448
Consumer Staples Distribution & Retail - 2.3%
Casey's General Stores, Inc.	638	175,705
Costco Wholesale Corp.	9,531	5,649,405
Kroger Co.	8,822	390,550
Sysco Corp.	127,791	9,222,676
Walmart, Inc.	164,268	25,574,885
		41,013,221
Food Products - 1.6%
Archer Daniels Midland Co.	101,252	7,465,310
Ingredion, Inc.	2,306	236,342
Mondelez International, Inc.	51,828	3,682,898
Post Holdings, Inc. (a)(b)	6,587	562,727
The J.M. Smucker Co.	44,662	4,900,761
The Kraft Heinz Co.	333,880	11,722,527
		28,570,565
Household Products - 2.5%
Colgate-Palmolive Co.	26,740	2,106,310
Kimberly-Clark Corp.	35,303	4,368,040
Procter & Gamble Co.	236,488	36,305,638
Spectrum Brands Holdings, Inc. (b)	20,403	1,414,540
		44,194,528
Tobacco - 0.8%
Altria Group, Inc.	59,909	2,518,574
Philip Morris International, Inc.	130,373	12,171,623
		14,690,197
TOTAL CONSUMER STAPLES		148,046,959
ENERGY - 8.0%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	152,600	5,150,250
Schlumberger Ltd.	149,623	7,786,381
Weatherford International PLC (a)	41,812	3,791,930
		16,728,561
Oil, Gas & Consumable Fuels - 7.1%
Chevron Corp.	153,779	22,082,664
ConocoPhillips Co.	138,515	16,008,179
Diamondback Energy, Inc.	25,883	3,996,594
EOG Resources, Inc.	91,987	11,320,840
Exxon Mobil Corp.	449,202	46,151,013
Marathon Oil Corp.	109,832	2,793,028
Marathon Petroleum Corp.	33,890	5,056,049
Murphy Oil Corp.	76,720	3,281,314
ONEOK, Inc.	64,571	4,445,713
Phillips 66 Co.	46,803	6,032,439
Pioneer Natural Resources Co.	13,927	3,226,050
Targa Resources Corp.	7,190	650,336
Valero Energy Corp.	12,001	1,504,445
Vitesse Energy, Inc. (b)	11,504	271,840
		126,820,504
TOTAL ENERGY		143,549,065
FINANCIALS - 21.4%
Banks - 5.9%
Bank of America Corp.	955,376	29,129,414
Citigroup, Inc.	34,992	1,613,131
Columbia Banking Systems, Inc.	72,460	1,625,278
East West Bancorp, Inc.	77,112	4,851,887
Fifth Third Bancorp	62,682	1,814,644
First Horizon National Corp.	44,637	570,907
Hancock Whitney Corp.	6,523	269,074
JPMorgan Chase & Co.	328,974	51,346,262
KeyCorp	136,965	1,696,996
Signature Bank	16,982	849
U.S. Bancorp	50,736	1,934,056
Wells Fargo & Co.	223,431	9,962,788
Wintrust Financial Corp.	6,995	599,262
		105,414,548
Capital Markets - 5.3%
Bank of New York Mellon Corp.	241,529	11,670,681
BlackRock, Inc. Class A	795	597,228
Cboe Global Markets, Inc.	16,157	2,943,644
Charles Schwab Corp.	237,703	14,575,948
CME Group, Inc.	49,662	10,844,194
Federated Hermes, Inc.	120,293	3,827,723
Goldman Sachs Group, Inc.	39,199	13,388,026
Intercontinental Exchange, Inc.	32,205	3,666,217
Jefferies Financial Group, Inc.	96,813	3,431,053
Morgan Stanley	45,475	3,607,987
NASDAQ, Inc.	208,450	11,639,848
Northern Trust Corp.	8,835	700,174
Robinhood Markets, Inc. (a)(b)	265,709	2,338,239
S&P Global, Inc.	8,284	3,444,736
State Street Corp.	71,267	5,189,663
Stifel Financial Corp.	21,039	1,283,800
Tradeweb Markets, Inc. Class A	15,592	1,510,865
		94,660,026
Consumer Finance - 1.1%
American Express Co.	57,335	9,791,098
Discover Financial Services	9,072	843,696
Synchrony Financial	282,222	9,132,704
		19,767,498
Financial Services - 4.9%
Berkshire Hathaway, Inc. Class B (a)	176,950	63,701,998
Corebridge Financial, Inc.	28,333	595,843
Essent Group Ltd.	28,413	1,373,484
Fidelity National Information Services, Inc.	162,388	9,522,432
MasterCard, Inc. Class A	12,410	5,135,630
MGIC Investment Corp.	279,652	4,919,079
NCR Atleos Corp.	2,419	53,726
PayPal Holdings, Inc. (a)	42,472	2,446,812
		87,749,004
Insurance - 4.2%
American Financial Group, Inc.	2,572	294,211
American International Group, Inc.	97,891	6,442,207
Assurant, Inc.	3,381	568,076
Axis Capital Holdings Ltd.	9,155	515,793
Brown & Brown, Inc.	131,651	9,839,596
Chubb Ltd.	32,007	7,343,366
Cincinnati Financial Corp.	25,056	2,575,506
CNA Financial Corp.	5,947	249,899
F&G Annuities & Life, Inc. (b)	4,485	183,033
Globe Life, Inc.	8,296	1,021,486
Hartford Financial Services Group, Inc.	86,698	6,776,316
Loews Corp.	109,975	7,730,143
MetLife, Inc.	148,464	9,446,764
Progressive Corp.	4,007	657,268
Prudential Financial, Inc.	63,737	6,232,204
Reinsurance Group of America, Inc.	18,725	3,053,299
The Travelers Companies, Inc.	30,293	5,471,522
Unum Group	107,620	4,627,660
W.R. Berkley Corp.	40,068	2,906,933
		75,935,282
TOTAL FINANCIALS		383,526,358
HEALTH CARE - 14.0%
Biotechnology - 3.1%
AbbVie, Inc.	18,851	2,684,194
Alkermes PLC (a)	52,301	1,262,546
Amgen, Inc.	16,583	4,471,440
Biogen, Inc. (a)	43,305	10,136,834
Exelixis, Inc. (a)	185,686	4,049,812
Gilead Sciences, Inc.	234,136	17,934,818
Incyte Corp. (a)	147,584	8,019,715
PTC Therapeutics, Inc. (a)	51,825	1,193,012
Sarepta Therapeutics, Inc. (a)	38,823	3,155,533
United Therapeutics Corp. (a)	13,222	3,173,280
		56,081,184
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	56,727	5,916,059
Boston Scientific Corp. (a)	59,890	3,347,252
GE Healthcare Holding LLC	42,455	2,906,469
Integra LifeSciences Holdings Corp. (a)	84,931	3,328,446
Medtronic PLC	101,810	8,070,479
Zimmer Biomet Holdings, Inc.	103,203	12,003,541
		35,572,246
Health Care Providers & Services - 3.8%
Centene Corp. (a)	172,141	12,683,349
Cigna Group	19,955	5,245,770
CVS Health Corp.	188,244	12,791,180
DaVita HealthCare Partners, Inc. (a)	37,338	3,788,313
Elevance Health, Inc.	30,702	14,721,302
Humana, Inc.	21,753	10,547,160
McKesson Corp.	10,703	5,036,404
UnitedHealth Group, Inc.	6,085	3,364,822
		68,178,300
Health Care Technology - 0.2%
Teladoc Health, Inc. (a)(b)	200,510	3,637,251
Life Sciences Tools & Services - 0.6%
Bio-Rad Laboratories, Inc. Class A (a)	22,939	6,994,560
Danaher Corp.	18,050	4,030,746
		11,025,306
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	105,644	5,216,701
Elanco Animal Health, Inc. (a)	46,332	545,791
Johnson & Johnson	206,527	31,941,466
Merck & Co., Inc.	115,084	11,793,808
Organon & Co.	235,471	2,665,532
Pfizer, Inc.	715,536	21,802,382
Viatris, Inc.	268,313	2,463,113
		76,428,793
TOTAL HEALTH CARE		250,923,080
INDUSTRIALS - 15.1%
Aerospace & Defense - 2.7%
General Dynamics Corp.	20,225	4,994,968
L3Harris Technologies, Inc.	34,090	6,504,713
Lockheed Martin Corp.	12,477	5,586,826
Moog, Inc. Class A	17,475	2,446,675
Northrop Grumman Corp.	11,142	5,294,233
RTX Corp. (b)	84,440	6,880,171
Textron, Inc.	136,488	10,463,170
The Boeing Co. (a)	16,162	3,743,604
Woodward, Inc.	22,949	3,102,246
		49,016,606
Air Freight & Logistics - 0.7%
FedEx Corp.	50,719	13,127,599
Building Products - 0.9%
A.O. Smith Corp.	3,037	228,868
Allegion PLC	11,040	1,171,234
Builders FirstSource, Inc. (a)	4,051	543,280
Johnson Controls International PLC	202,056	10,668,557
Owens Corning	979	132,733
Simpson Manufacturing Co. Ltd.	157	26,214
Trane Technologies PLC	13,788	3,107,953
		15,878,839
Commercial Services & Supplies - 1.4%
Cintas Corp.	18,698	10,344,669
Driven Brands Holdings, Inc. (a)	1,765	23,210
Republic Services, Inc.	79,287	12,831,808
Tetra Tech, Inc.	2,168	342,869
Veralto Corp.	9,475	731,944
		24,274,500
Construction & Engineering - 0.3%
Arcosa, Inc.	10,170	754,614
EMCOR Group, Inc.	7,216	1,533,544
Fluor Corp. (a)	16,945	644,418
Valmont Industries, Inc.	14,454	3,173,665
		6,106,241
Electrical Equipment - 2.1%
Acuity Brands, Inc.	4,567	818,680
AMETEK, Inc.	47,874	7,431,481
Eaton Corp. PLC	52,513	11,956,685
Emerson Electric Co.	153,457	13,642,327
EnerSys	13,807	1,221,643
Hubbell, Inc. Class B	3,911	1,173,300
nVent Electric PLC	20,335	1,082,839
		37,326,955
Ground Transportation - 1.6%
CSX Corp.	229,662	7,418,083
Norfolk Southern Corp.	18,292	3,990,583
Old Dominion Freight Lines, Inc.	1,941	755,165
Union Pacific Corp.	74,602	16,805,593
		28,969,424
Industrial Conglomerates - 1.4%
3M Co.	148,758	14,737,455
General Electric Co.	77,858	9,483,104
Honeywell International, Inc.	7,634	1,495,653
		25,716,212
Machinery - 2.7%
AGCO Corp.	67,799	7,697,220
Allison Transmission Holdings, Inc.	67,217	3,594,765
Caterpillar, Inc.	25,824	6,474,593
CNH Industrial NV (b)	218,846	2,350,406
Cummins, Inc.	7,909	1,772,881
Deere & Co.	7,186	2,618,650
Donaldson Co., Inc.	21,715	1,321,141
Flowserve Corp.	35,911	1,373,955
Fortive Corp.	21,273	1,467,412
Gates Industrial Corp. PLC (a)	47,805	586,089
Oshkosh Corp.	66,446	6,464,531
PACCAR, Inc.	78,635	7,220,266
SPX Technologies, Inc. (a)	6,568	560,316
Westinghouse Air Brake Tech Co.	42,727	4,980,259
		48,482,484
Marine Transportation - 0.1%
Kirby Corp. (a)	17,754	1,362,620
Passenger Airlines - 0.0%
American Airlines Group, Inc. (a)	5,067	62,983
United Airlines Holdings, Inc. (a)	7,224	284,626
		347,609
Professional Services - 0.9%
Automatic Data Processing, Inc.	9,911	2,278,737
Korn Ferry	13,904	719,393
Leidos Holdings, Inc.	49,521	5,314,594
Parsons Corp. (a)	69,684	4,340,616
SS&C Technologies Holdings, Inc.	45,231	2,544,696
		15,198,036
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	42,384	3,405,978
Boise Cascade Co. (b)	8,081	883,253
Core & Main, Inc. (a)	31,369	1,098,856
		5,388,087
TOTAL INDUSTRIALS		271,195,212
INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 1.4%
Cisco Systems, Inc.	452,597	21,896,643
Extreme Networks, Inc. (a)	5,903	95,274
Juniper Networks, Inc.	136,516	3,883,880
		25,875,797
Electronic Equipment, Instruments & Components - 0.3%
Avnet, Inc.	22,806	1,066,409
Belden, Inc.	14,051	933,548
Keysight Technologies, Inc. (a)	12,858	1,747,274
TE Connectivity Ltd.	11,456	1,500,736
Trimble, Inc. (a)	11,826	548,726
		5,796,693
IT Services - 0.8%
GoDaddy, Inc. (a)	36,119	3,614,067
IBM Corp.	22,140	3,510,518
Kyndryl Holdings, Inc. (a)	26,979	486,431
Twilio, Inc. Class A (a)	104,174	6,737,974
		14,348,990
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (a)	86,219	10,446,294
Broadcom, Inc.	10,136	9,383,199
Cirrus Logic, Inc. (a)	9,486	720,082
Intel Corp.	605,372	27,060,128
NVIDIA Corp.	18,423	8,616,437
Qorvo, Inc. (a)	100,873	9,734,245
Qualcomm, Inc.	82,042	10,587,520
		76,547,905
Software - 3.0%
Adobe, Inc. (a)	14,162	8,653,124
Box, Inc. Class A (a)	28,031	733,571
DocuSign, Inc. (a)	211,287	9,106,470
Dropbox, Inc. Class A (a)(b)	88,224	2,486,152
NCR Voyix Corp. (a)	4,946	77,553
Oracle Corp.	349	40,557
Salesforce, Inc. (a)	63,112	15,897,913
SolarWinds, Inc. (a)	29,348	340,143
Synopsys, Inc. (a)	4,660	2,531,452
Teradata Corp. (a)	193,968	9,164,988
Unity Software, Inc. (a)(b)	17,274	509,756
Workday, Inc. Class A (a)	5,743	1,554,745
Zoom Video Communications, Inc. Class A (a)	46,119	3,128,252
		54,224,676
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.	7,858	1,492,627
NetApp, Inc.	75,549	6,904,423
		8,397,050
TOTAL INFORMATION TECHNOLOGY		185,191,111
MATERIALS - 3.7%
Chemicals - 2.2%
Air Products & Chemicals, Inc.	30,450	8,238,248
CF Industries Holdings, Inc.	53,436	4,015,715
Eastman Chemical Co.	81,196	6,806,661
Ecolab, Inc.	28,915	5,543,873
Linde PLC	23,113	9,563,466
PPG Industries, Inc.	19,889	2,824,039
Sherwin-Williams Co.	7,107	1,981,432
The Chemours Co. LLC	18,944	519,634
		39,493,068
Construction Materials - 0.4%
Eagle Materials, Inc.	4,378	792,637
Vulcan Materials Co.	28,160	6,013,850
		6,806,487
Containers & Packaging - 0.2%
Sealed Air Corp.	100,454	3,353,155
Metals & Mining - 0.9%
Carpenter Technology Corp.	9,575	678,006
Commercial Metals Co.	1,874	84,948
Nucor Corp.	81,818	13,906,605
Steel Dynamics, Inc.	11,201	1,334,375
Worthington Enterprises, Inc.	8,155	584,714
		16,588,648
TOTAL MATERIALS		66,241,358
REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 3.9%
Agree Realty Corp.	34,410	2,037,416
American Homes 4 Rent Class A	163,992	5,947,990
American Tower Corp.	3,391	707,973
Apartment Income (REIT) Corp.	25,945	807,408
Cousins Properties, Inc.	34,716	712,372
Crown Castle International Corp.	100,631	11,802,004
EastGroup Properties, Inc.	4,802	834,348
Federal Realty Investment Trust (SBI)	75,320	7,199,839
Healthpeak Properties, Inc.	165,012	2,858,008
Highwoods Properties, Inc. (SBI)	106,114	2,010,860
Invitation Homes, Inc.	325,356	10,853,876
Kilroy Realty Corp.	21,678	714,940
Mid-America Apartment Communities, Inc.	34,793	4,331,033
NNN (REIT), Inc.	65,567	2,663,332
Park Hotels & Resorts, Inc.	134,879	2,000,256
Prologis (REIT), Inc.	4,343	499,141
Public Storage	18,029	4,665,184
SBA Communications Corp. Class A	21,587	5,331,126
Terreno Realty Corp.	52,179	2,979,943
VICI Properties, Inc.	40,021	1,196,228
		70,153,277
Real Estate Management & Development - 0.2%
Zillow Group, Inc.:
Class A (a)	20,820	820,100
Class C (a)	72,025	2,948,704
		3,768,804
TOTAL REAL ESTATE		73,922,081
UTILITIES - 3.1%
Electric Utilities - 1.6%
Allete, Inc.	29,988	1,663,734
Constellation Energy Corp.	27,198	3,292,046
Duke Energy Corp.	40,457	3,733,372
Entergy Corp.	10,974	1,112,873
Evergy, Inc.	50,718	2,588,647
Hawaiian Electric Industries, Inc. (b)	15,116	184,264
NextEra Energy, Inc.	206,269	12,068,799
OGE Energy Corp.	31,224	1,094,401
Xcel Energy, Inc.	53,076	3,229,144
		28,967,280
Gas Utilities - 0.2%
New Jersey Resources Corp.	12,327	520,199
UGI Corp.	111,067	2,442,363
		2,962,562
Independent Power and Renewable Electricity Producers - 0.3%
Brookfield Renewable Corp.	31,923	847,236
Clearway Energy, Inc.:
Class A	16,293	385,655
Class C	109,866	2,743,354
The AES Corp.	28,712	494,134
Vistra Corp.	49,429	1,750,281
		6,220,660
Multi-Utilities - 1.0%
Ameren Corp.	46,341	3,595,598
Black Hills Corp.	51,624	2,663,282
Consolidated Edison, Inc.	32,451	2,924,160
NiSource, Inc.	208,488	5,345,632
Public Service Enterprise Group, Inc.	52,108	3,253,102
WEC Energy Group, Inc.	2,397	200,437
		17,982,211
TOTAL UTILITIES		56,132,713
TOTAL COMMON STOCKS (Cost $1,758,424,498)		1,790,369,839

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.32% to 5.33% 2/22/24 to 2/29/24 (d) (Cost $1,638,267)	1,660,000	1,638,304

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f) (Cost $20,704,426)	20,702,356	20,704,426

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $1,780,767,191)	1,812,712,569
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(18,250,806)
NET ASSETS - 100.0%	1,794,461,763

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,660,000.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	-	30,562,277	30,562,277	6,072	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	30,882,001	10,177,575	1,387	-	-	20,704,426	0.1%
Total	-	61,444,278	40,739,852	7,459	-	-	20,704,426

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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